SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 16:-	SUBSEQUENT EVENTS

a.
Following audits of the Company’s 2016 through 2020 corporate tax returns, the Israeli Tax Authority (the “ITA”) issued o rd
ers for the years 2016 through 2019 challenging the Company’s positions on several issues.

In addition, the ITA has issued tax assessment for the 2020 tax year in which it demanded the payment of additional taxes.
See also further details in Note 10b.

b.	On February 13, 2023 the Company announced the expansion of the Company’s on-going share repurchase program (see Note 12b).